Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	Crestwood Midstream Partners LP
Entity Central Index Key	0001389030
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Current Fiscal Year End Date	--12-31